Warrants - Common Warrants - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Warrant issuance and modifications		$ 0	$ 612,006
Common Stock Issued In Exchange Of Warrants	7
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted	$ 0	$ 11,300,000	$ 4,552,800,000
Warrants granted	0	119,897,500	26,617,714
Exercise Price Per One Common Share		$ 6.00
Common Stock Issued In Exchange Of Warrants		7
Warrants, Expired	94,553	91,025	1,298,418
Description of warrants		During the year ended December 31, 2016 there were 91,025 Common Warrants exercisable into 7 shares of common stock that expired without being exercised. There were no other issuances or exercises of Common Warrants during the year ended December 31, 2016.
Common Stock Warrants | Consultant [Member]
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted			$ 129,000,000
Warrants granted			25,000
Warrant issuance and modifications			$ 54,489
Stock price volatility			127.37%
Conversion notes lives in years			5 years
Risk Free Rate			1.53%
Exercise Price			$ 153.60
Common Stock Issued In Exchange Of Warrants			1
Assets, Fair Value Disclosure			$ 153.60